Equity Transactions With Noncontrolling Interests (Schedule Of Noncontrolling Interest Activity) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Equity Transactions With Noncontrolling Interests [Abstract]
Net income (loss) attributable to Panasonic Corporation	¥ (772,172)	¥ 74,017	¥ (103,465)
Increase (decrease) in capital surplus for purchase of additional shares in consolidated subsidiaries primarily for the purpose of conversion into wholly-owned subsidiaries	19,101	(109,326)	(8,240)
Total	19,101	(109,326)	(8,240)
Change from net income (loss) attributable to Panasonic Corporation and transfers (to) from the noncontrolling interests	¥ (753,071)	¥ (35,309)	¥ (111,705)